Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Property and Equipment, Net

9. Property and Equipment, Net

Property and equipment, net as of December 31, 2016 and 2015 consisted of the following:

	December 31,
(in thousands)	2016	2015
Lab equipment	$17,537	$16,325
IT equipment	8,509	7,733
Leasehold improvements	20,633	20,507
Furniture and fixtures	626	635
Construction in process	378	2,243
Total property and equipment, gross	47,683	47,443
Less: Accumulated depreciation	(33,471)	(27,342)
Total property and equipment, net	$14,212	$20,101

Depreciation expense was $6.5 million, $4.8 million and $3.7 million for the years ended December 31, 2016, 2015 and 2014, respectively. Capitalized interest costs were insignificant for the years ended December 31, 2016, 2015 and 2014.

During the year ended December 31, 2016, the Company recognized a $0.5 million charge related to the disposal of property and equipment. There were no significant losses recognized related to the disposal of property and equipment during the years ended December 31, 2015 or 2014.